Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date	12 Months Ended
Dec. 31, 2022 USD ($) $ / shares
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2022.2.23
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	4 years 6 months
Risk-free interest rate	0.72%
Fair value per share	$ 7.11
Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	31.49%
Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	46.31%
Employee Share Options [Member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2017.1.1
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.05%
Fair value per share	$ 5.73
Employee Share Options [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	32.11%
Employee Share Options [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	42.11%
Employee Share Options One [Member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2018.1.1
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	0.96%
Fair value per share	$ 6.13
Employee Share Options One [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	34.14%
Employee Share Options One [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	40.79%
Employee Share Options Two [Member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2019.1.1
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.86
Employee Share Options Two [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	33.35%
Employee Share Options Two [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	38.93%
Employee Share Options Three [Member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2021.10.5
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	3 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.91
Employee Share Options Three [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	47.34%
Employee Share Options Three [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	52.14%
Employee Share Options Four [Member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Grant date	2021.10.5
Share price	$ 0.0001
Exercise price	$ 5.62
Expected option life	4 years 6 months
Expected dividends | $
Risk-free interest rate	1.01%
Fair value per share	$ 6.91
Employee Share Options Four [Member] | Bottom of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	45.32%
Employee Share Options Four [Member] | Top of range [member]
Share-Based Payment (Details) - Schedule of Fair Value of Share Options Granted on Grant Date [Line Items]
Expected price volatility	51.27%